Earnings per common share	12 Months Ended
Mar. 31, 2013
Earnings per common share

17. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	412,669	656,389	875,412
Less: Net income attributable to preferred shareholders	9,438	8,672	8,221

Net income attributable to common shareholders	403,231	647,717	867,191

Effect of dilutive securities:
Convertible preferred stock	8,337	7,571	7,121
Stock compensation-type stock options	(19)	—	—

Net income attributable to common shareholders after assumed conversions	411,549	655,288	874,312

	2011	2012	2013
	(thousands of shares)
Shares:
Weighted average common shares outstanding	19,722,818	23,073,544	24,053,282

Effect of dilutive securities:
Convertible preferred stock (Note)	1,682,139	1,384,367	1,291,854
Stock compensation-type stock options	10,152	11,628	20,093

Weighted average common shares after assumed conversions	21,415,109	24,469,539	25,365,229

	2011	2012	2013
	(in yen)
Amounts per common share:
Basic net income per common share	20.44	28.07	36.05

Diluted net income per common share	19.22	26.78	34.47

Note:	The number of the dilutive common shares is based on the applicable conversion prices.